                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-10575

                 ALLIANCE CALIFORNIA MUNICIPAL INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2007

                   Date of reporting period: January 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

Alliance California Municipal Income Fund
Portfolio of Investments
January 31, 2007 (unaudited)

                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
MUNICIPAL OBLIGATIONS - 160.6%
Long-Term Municipal Bonds - 159.0%
California - 141.8%
Assoc Bay Area Gov MFHR
   (Bijou Woods Apts) AMT
   FNMA Ser 01A
   5.30%, 12/01/31                                      $ 2,735    $  2,802,500
Banning Util Auth Wtr & Enterprise Rev
   (Ref & Impt Proj)
   FGIC Ser 05
   5.25%, 11/01/30                                        1,850       2,022,401
Bellflower Redev Agy MFHR
   (Bellflower Terrace) AMT
   FNMA Ser 02A
   5.50%, 6/01/35 (a)                                     3,000       3,162,210
California Ed Facs Auth Rev
   (Lutheran University)
   Ser 04C
   5.00%, 10/01/24                                        1,250       1,294,125
California Ed Facs Auth Rev
   (University of Pacific)
   5.00%, 11/01/21                                          260         272,353
   Ser 02
   5.375%, 11/01/32                                       4,035       4,324,269
California GO
   Ser 02
   5.25%, 4/01/30                                        10,000      10,491,100
   Ser 03
   5.25%, 2/01/24                                         1,500       1,597,410
   Ser 04
   5.30%, 4/01/29                                         1,000       1,066,050
California GO Veterans Housing AMT
   MBIA Ser 01BZ
   5.375%, 12/01/24                                       4,000       4,042,120
California Hlth Fac Auth
   (Cottage Hlth Sys)
   MBIA Ser 03B
   5.00%, 11/01/23                                        2,770       2,902,018
California Hlth Fac Fin Auth
   (Lucile Salter Packard Hosp)
   AMBAC Ser 03C
   5.00%, 8/15/22                                         3,295       3,451,776
California Hlth Fac Fin Auth
   (Sutter Health)
   Ser 00A
   6.25%, 8/15/35                                         5,000       5,458,450
California Infrastructure & Econ Dev Bank
   (YMCA Metro LA Proj)
   AMBAC Ser 01

   5.25%, 2/01/32                                         6,295       6,684,661
California Pub Wks Bd Lease Rev
   (Dept of Hlth Svcs-Richmond Lab)
   XLCA Ser 05B
   5.00%, 11/01/30                                        3,500       3,668,875
California State Dept of Wtr Res Pwr Sup
   Rev
   (Prerefunded)
   Ser 02A
   5.375%, 5/01/22                                        4,000       4,355,200
California Statewide CDA Rev
   (Bentley School)
   6.75%, 7/01/32                                         2,500       2,700,400
California Statewide CDA Rev
   (Daughters of Charity Health)
   Ser 05A
   5.25%, 7/01/24                                           775         818,051
California Statewide CDA Rev
   (Kaiser Permanente)
   Ser 02
   5.50%, 11/01/32                                        4,000       4,222,800
Cucamonga Sch Dist COP
   Ser 02
   5.125%, 6/01/23                                          820         842,345
Fontana Pub Fin Auth
   (No Fontana Redev Proj)
   AMBAC Ser 03A
   5.50%, 9/01/32 (b)                                     4,800       5,148,432
Fontana Spec Tax
   (Cmnty Facs Dist No 22-Sierra Hills)
   Ser 04
   5.85%, 9/01/25                                         2,000       2,108,740
Golden St Tobacco Securitization Corp.
   XLCA Ser 03B
   5.50%, 6/01/33                                         5,000       5,458,750
Huntington Park Pub Fin Auth Rev
   FSA Ser 04A
   5.25%, 9/01/17                                         1,000       1,110,350
La Quinta Fin Auth Loc Agy
   AMBAC Ser 04A
   5.25%, 9/01/24                                         3,000       3,232,650
Loma Linda Hosp Rev
   (Loma Linda Univ Med Ctr)
   Ser 05A
   5.00%, 12/01/23                                          500         516,170
Los Angeles Cmty Redev Agy
   Ser 04L
   5.00%, 3/01/18                                         1,000       1,010,920
Los Angeles Cmty Redev Agy
   (Grand Central Square) AMT
   AMBAC Ser 02
   5.375%, 12/01/26                                       6,635       6,638,185
Los Angeles Cnty MTA Prop C-2nd Sr
   FGIC Ser 00A
   5.25%, 7/01/30                                         4,700       4,980,167
Los Angeles Dept of Wtr & Pwr Wtrwks Rev
   FGIC Ser 01A
   5.125%, 7/01/41                                       10,000      10,355,900
Los Angeles Uni Sch Dist

   MBIA Ser 02E
   5.125%, 1/01/27                                       10,000      10,707,200
Murrieta Valley Uni Sch Dist CFD 2000-2
   (Rancho Mira Mosa)
   (Prerefunded)
   Ser 02
   6.375%, 9/01/32                                        1,000       1,127,490
Murrieta Valley Uni Sch Dist CFD ETM
   Ser 02
   6.375%, 9/01/32                                          960       1,012,483
Napa MFHR
   (Vintage at Napa Apts) AMT
   FNMA Ser 01A
   5.20%, 6/15/34                                         4,500       4,724,235
Ohlone Cmnty College Dist
   FSA Ser 05B
   5.00%, 8/01/24                                         1,150       1,223,566
Orange Cnty
   (San Joaquin Hills Transp Corridor Agy
   Toll Rd Rev)
   MBIA Ser 97
   5.25%, 1/15/30                                         5,000       5,105,850
Palo Alto Assess Dist
   (University Ave Area Off Street Parking)
   Ser 02A
   5.875%, 9/02/30                                        8,020       8,183,608
Perris Union High Sch Dist
   FGIC Ser 05A
   5.00%, 9/01/24                                         1,200       1,272,912
Pomona COP
   AMBAC Ser 03
   5.50%, 6/01/34                                         1,640       1,806,034
Port of Oakland AMT
   FGIC Ser 02L
   5.375%, 11/01/27                                       5,000       5,296,500
Riverside Cnty Pub Fin Auth Tax Alloc Rev
   (Redev Proj)
   XLCA Ser 04
   5.00%, 10/01/23 - 10/01/24                             2,860       2,999,293
Salinas Valley Solid Waste Auth
   (Transfer Station) AMT
   AMBAC Ser 02
   5.25%, 8/01/31                                         3,930       4,102,999
San Diego Uni Sch Dist
   (Election of 1998)
   MBIA Ser 04E-1
   5.00%, 7/01/23 - 7/01/24                               2,000       2,136,820
San Francisco City & Cnty Arpt Comm Rev
   (Int'l Arpt) AMT
   MBIA Ser 02-28A
   5.125%, 5/01/32                                        2,500       2,595,650
San Francisco City & Cnty Arpt Rev
   (Int'l Arpt)
   FGIC Ser 03
   5.125%, 5/01/19                                        1,000       1,065,490
San Francisco City & Cnty Lease Rev
   (San Bruno Jail #3)
   AMBAC Ser 00
   5.25%, 10/01/33                                        5,000       5,199,100

San Ramon Valley Uni Sch Dist
   FSA
   5.00%, 8/01/24                                         1,425       1,506,980
Sequoia Uni Sch Dist
   FSA Ser 02
   5.125%, 7/01/31                                        1,770       1,904,732
Temecula Redev Agy
   MBIA Ser 02
   5.25%, 8/01/36                                         6,270       6,507,821
Torrance COP
   (Ref & Pub Impt Proj)
   AMBAC Ser 04A
   5.00%, 6/01/24                                         2,275       2,395,893
   AMBAC Ser 05B
   5.00%, 6/01/24                                           665         700,338
Yorba Linda Rec Rev
   (Black Gold Golf Course Proj Rev)
   Ser 00
   7.50%, 10/01/30                                        4,500       4,787,190
                                                                   ------------
                                                                    183,101,562
                                                                   ------------
Arizona - 4.1%
Arizona Hlth Fac Auth Hosp Rev
   (Phoenix Childrens Hosp)
   Ser 02A
   6.00%, 2/15/32                                         5,000       5,301,200
                                                                   ------------
Colorado - 0.4%
Murphy Creek Metro Dist No 3
   (Ref & Impt)
   Ser 06
   6.00%, 12/01/26                                          500         530,725
                                                                   ------------
Ohio - 0.4%
Port Auth of Columbiana Cnty Swr
   (Apex Environmental LLC) AMT
   Ser 04A
   7.125%, 8/01/25                                          500         506,655
                                                                   ------------
Puerto Rico - 12.3%
Puerto Rico Comwlth GO
   Ser 06A
   5.25%, 7/01/22                                           500         540,830
Puerto Rico Comwlth GO
   (Pub Impt)
   Ser 01A
   5.50%, 7/01/19                                           500         557,710
   Ser 04A
   5.25%, 7/01/19                                           900         963,126
Puerto Rico Comwlth Govt Dev Bank
   (Sr Notes)
   Ser 06B
   5.00%, 12/01/15                                          500         530,720
Puerto Rico Elec Power Auth Rev
   XLCA Ser 02-2
   5.25%, 7/01/31                                         6,000       6,406,560
Puerto Rico Hwy & Trans Auth
   Ser 02D
   5.375%, 7/01/36                                        6,450       6,968,128
                                                                   ------------
                                                                     15,967,074
                                                                   ------------
Total Long-Term Municipal Bonds
   (cost $194,999,774)                                              205,407,216
                                                                   ------------

Short-Term Municipal Notes - 1.6%
California - 1.6%
California St Economic Rec Spc
   3.60%, 7/01/23 (c)                                     1,500       1,500,000
Irvine Ranch Wtr Dist
   3.60%, 10/01/09 (c)                                      500         500,000
                                                                   ------------
Total Short-Term Municipal Notes
   (cost $2,000,000)                                                  2,000,000
                                                                   ------------
Total Investments - 160.6%
   (cost $196,999,774)                                              207,407,216
Other assets less liabilities - 2.1%                                  2,741,554
Preferred Stock at redemption value - (62.7)%                       (81,000,000)
                                                                   ------------
Net Assets Applicable to
   Common Shareholders - 100.0% (d)                                $129,148,770
                                                                   ------------

INTEREST RATE SWAP TRANSACTIONS

                                                    Rate Type
                                         -----------------------------
                Notional                    Payments        Payments       Unrealized
Swap             Amount    Termination      made by       received by     Appreciation/
Counterparty     (000)         Date      the Portfolio   the Portfolio   (Depreciation)
---------------------------------------------------------------------------------------
Citigroup        $2,600      11/10/26        3.388%            BMA          $ 32,928
JPMorgan
   Chase          7,300      11/10/11          BMA           3.482%          (40,020)
Merrill Lynch    $2,300      10/12/16          BMA           4.128%         $ 61,770
Merrill Lynch     3,000       8/09/26        4.063%            BMA           (33,100)

(a)  Variable rate coupon, rate shown as of January 31, 2007.

(b) Position, or a portion thereof, has been segregated to collateralize interest rate swaps.

(c) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(d) Portfolio percentages are calculated based on net assets applicable to common shareholders.

Glossary:

AMBAC - American Bond Assurance Corporation
AMT   - Alternative Minimum Tax (subject to)
BMA   - Bond Market Association
CDA   - Community Development Administration
CFD   - Community Facilities District
COP   - Certificate of Participation
ETM   - Escrow to Maturity
FGIC  - Financial Guaranty Insurance Company
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assurance Inc.
GO    - General Obligation
MBIA  - Municipal Bond Investors Assurance
MFHR  - Multi-Family Housing Revenue
MTA   - Metropolitan Transportation Authority
XLCA  - XL Capital Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Alliance California Municipal Income Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: March 26, 2007


By: /s/ Joseph J. Mantineo
    -------------------------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: March 26, 2007

                                                               Exhibit 3 (a) (1)

                                 CERTIFICATIONS

     I, Marc O. Mayer, certify that:

     1. I have reviewed this report on Form N-Q of Alliance California Municipal Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Marc O. Mayer
-------------------------------------
Marc O. Mayer
President

Date: March 26, 2007

                                                               Exhibit 3 (a) (2)

                                 CERTIFICATIONS

     I, Joseph J. Mantineo, certify that:

     1. I have reviewed this report on Form N-Q of Alliance California Municipal Income Fund, Inc.;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


/s/ Joseph J. Mantineo
-------------------------------------
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 26, 2007